MISAPPROPRIATION LOSS	12 Months Ended
Dec. 31, 2024
Misappropriation Loss
MISAPPROPRIATION LOSS

NOTE 19 — MISAPPROPRIATION LOSS

In January 2024, before the issuance of the Company’s consolidated financial statements as of December 31, 2023 and for the year then ended, in connection with a routine tax examination of the Company’s income tax returns, the Japanese tax authority discovered misappropriations of Company funds by a former director of general affairs and legal department of L’Ange Cosmetique Co., Ltd., which is a subsidiary of the Company (the “former director”), who received kickbacks from multiple vendors of SBC Japan (collectively with the former director, the “participants”) possibly beginning as early as 2012 until the misappropriations were discovered. The former director was suspended immediately upon the discovery and was terminated effective February 23, 2024. The Company has commenced a criminal complaint in Tokyo against the participants.

Shortly after this discovery, the Company engaged independent legal counsel and forensic consultants to investigate the misappropriations. The investigation, which was completed in March 2024, revealed that the participants had misappropriated approximately JPY632 million ($5.6 million), including consumption tax, from the Company of which the former director received approximately JPY335 million ($3.0 million), between April 2016 and the discovery of the misappropriations in January 2024. The amount misappropriated prior to April 2016 could not be accurately determined because certain data for the period prior to April 2016 was unavailable, the Company does not expect such amount to be material based on current estimates.

The Company found no evidence that any other employee of the Company was aware of, or colluded in, the misappropriations of Company funds or that there was any unlawful activity apart from that associated with the participants’ misappropriations of Company funds. The misappropriated amounts, excluding the consumption tax, representing advertising services purchased on behalf of a related-party MC, were originally included in the revenues reported on a net basis. After discovery of the misappropriations, the amounts were reported as a misappropriation loss. For the year ended December 31, 2023, the Company recorded a misappropriation loss of $409,030.